ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES (Details) € in Millions, $ in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Nov. 25, 2013
Accounts Payable Accrued Expenses And Other Liabilities Details [Abstract]
Accrued expenses and deferred income	€ 62		€ 57
Income and other taxes payable	59		55
Accounts payable	226		219
Payroll related accruals	35		30
Accrued interest and commissions	1		5
Deferred tax liability	16		14
Amounts due to third-parties under collection agreements	326		272
Pension liability	254		258
Amounts due to government agencies	63		46
Checks and credit card transactions under settlement	88		142
Sale of Real Estate accounted for as financing obligation	707		707
Other	176		142
Total	2,013	$ 2,430	1,947
Financial Instruments Measured At Fair Value [Line Items]
Sale of Real Estate accounted for as financing obligation	€ 707		€ 707
Nbg Pangaea Sa
Financial Instruments Measured At Fair Value [Line Items]
Disposal of participations interest held in subsidiary				66.00%